Private Placement (Details) - USD ($)		2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 04, 2019
Private Placement (Textual)
Aggregate purchase price					$ 7,600,000
Successor [Member]
Private Placement (Textual)
Aggregate purchase price				$ 7,600,000
Private Placement [Member]
Private Placement (Textual)
Purchase of private placement warrants					4,666,667
Price per warrant					$ 1.50	$ 10.00
Aggregate purchase price	$ 30,600,000				$ 7,000,000
Private Placement [Member] | Sponsor [Member]
Private Placement (Textual)
Private placement warrant, description	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Sale of additional private placement warrants	400,000
Sale price of private placement warrant	$ 1.50
Gross proceeds of private placement	$ 600,000
Private Placement [Member] | Successor [Member]
Private Placement (Textual)
Purchase of private placement warrants			4,666,667
Price per warrant			$ 1.50
Aggregate purchase price	$ 30,600,000		$ 7,000,000
Private Placement [Member] | Successor [Member] | Sponsor [Member]
Private Placement (Textual)
Private placement warrant, description	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Sale of additional private placement warrants	400,000
Sale price of private placement warrant	$ 1.50
Gross proceeds of private placement	$ 600,000